Variable interest entities - Income, proceeds, funding and cash balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total segment income	$ 152,158	$ 359,121	$ 379,170
Proceeds	(160,360)	20,376	3,346
Funding	(672,931)	(297,143)	(571,786)
Cash balance	180,255	322,085	178,177
Restricted cash			95,226
VIE primary beneficiary
Variable Interest Entity [Line Items]
Total segment income	13,167	609	123,859
Proceeds	(139,825)	(32,943)	9,220
Funding	224,893	20,557	165,864
Cash balance	$ 40,547	$ 2,101	10,008
Restricted cash			$ 95,226